Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Components of Equity	Equity consisted of:

	As of December 31,
	2017	2016
	(millions of euros)
Equity attributable to owners of the Parent	21,557	21,207
Non-controlling interests	2,226	2,346

Total	23,783	23,553

Summary of Reserves and Other Equity Interest

The composition of the “Equity attributable to owners of the Parent” is the following:

	As of December 31,
	2017	2016
	(millions of euros)
Share capital	11,587	11,587
Additional paid-in capital	2,094	2,094
Other reserves and retained earnings (accumulated losses), including profit (loss) for the year(*)	7,876	7,526

Total	21,557	21,207

(*) of which:

Reserve for available-for-sale financial assets	42	39
Reserve for hedging instruments	(582)	(551)
Reserve for exchange differences on translating foreign operations	(955)	(366)
Reserve for remeasurements of employee defined benefit plans (IAS 19)	(104)	(113)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	9,475	8,517

Summary of Reconciliation Between the Number of Outstanding Shares

Reconciliation between the number of outstanding shares at December 31, 2014 and December 31, 2015

	Shares as of December 31, 2014	Shares issued for plans destined for employees	Shares as of December 31, 2015	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	13,470,955,451	28,956,320	13,499,911,771	69.13%
Less: Treasury Shares (b)	(162,216,387)	(1,538,001)	(163,754,388)

Ordinary Shares Outstanding (c)	13,308,739,064	27,418,319	13,336,157,383

Savings Shares Issued and Outstanding (d)	6,026,120,661	1,671,038	6,027,791,699	30.87%

Total TIM S.p.A shares issued (a+d)	19,497,076,112	30,627,358	19,527,703,470	100.00%

Total TIM S.p.A. shares outstanding (c+d)	19,334,859,725	29,089,357	19,363,949,082

Reconciliation between the number of outstanding shares at December 31, 2015 and December 31, 2016

	Shares as of December 31, 2015	Shares issued for the full conversion of the Mandatory Convertible Bond due 2016	Shares as of December 31, 2016	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	13,499,911,771	1,703,210,812	15,203,122,583	71.61%
Less: Treasury Shares (b)	(163,754,388)		(163,754,388)

Ordinary Shares Outstanding (c)	13,336,157,383	1,703,210,812	15,039,368,195

Savings Shares Issued and Outstanding (d)	6,027,791,699		6,027,791,699	28.39%

Total TIM S.p.A. shares issued (a+d)	19,527,703,470	1,703,210,812	21,230,914,282	100.00%

Total TIM S.p.A. shares outstanding (c+d)	19,363,949,082	1,703,210,812	21,067,159,894

Reconciliation between the number of outstanding shares at December 31, 2016 and December 31, 2017

	Shares as of December 31, 2016	Share issues	Shares as of December 31, 2017	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	15,203,122,583		15,203,122,583	71.61%
Less: Treasury Shares (b)	(163,754,388)		(163,754,388)

Ordinary Shares Outstanding (c)	15,039,368,195		15,039,368,195

Savings Shares Issued and Outstanding (d)	6,027,791,699		6,027,791,699	28.39%

Total TIM S.p.A. shares issued (a+d)	21,230,914,282	—	21,230,914,282	100.00%

Total TIM S.p.A. shares outstanding (c+d)	21,067,159,894	—	21,067,159,894

Reconciliation between the value of the outstanding shares as of December 31, 2014 and December 31, 2015

	Share capital as of December 31, 2014	Change in share capital as a result of plans destined for employees	Share capital as of December 31, 2015
	(millions of euros)
Ordinary Shares issued (a)	7,409	16	7,425
Less: Treasury Shares (b)	(89)	(1)	(90)

Ordinary Shares Outstanding (c)	7,320	15	7,335

Savings Shares Issued and Outstanding (d)	3,314	1	3,315

Total TIM S.p.A. share capital issued (a+d)	10,723	17	10,740

Total TIM S.p.A. share capital outstanding (c+d)	10,634	16	10,650

Reconciliation between the value of the outstanding shares as of December 31, 2015 and December 31, 2016

	Share capital as of December 31, 2015	Change in share capital as a result of the full conversion of the Mandatory Convertible Bond due 2016	Share capital as of December 31, 2016
	(millions of euros)
Ordinary Shares issued (a)	7,425	937	8,362
Less: Treasury Shares (b)	(90)		(90)

Ordinary Shares Outstanding (c)	7,335	937	8,272

Savings Shares Issued and Outstanding (d)	3,315		3,315

Total TIM S.p.A. share capital issued (a+d)	10,740	937	11,677

Total TIM S.p.A. share capital outstanding (c+d)	10,650	937	11,587

Reconciliation between the value of the outstanding shares as of December 31, 2016 and December 31, 2017

	Share capital as of December 31, 2016	Change in share capital	Share capital as of December 31, 2017
	(millions of euros)
Ordinary Shares issued (a)	8,362		8,362
Less: Treasury Shares (b)	(90)		(90)

Ordinary Shares Outstanding (c)	8,272		8,272

Savings Shares Issued and Outstanding (d)	3,315		3,315

Total TIM S.p.A. share capital issued (a+d)	11,677	—	11,677

Total TIM S.p.A. share capital outstanding (c+d)	11,587	—	11,587

Summary of Sundry Reserves and Retained Earnings (Accumulated Losses), Including Profit (Loss)

Other sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year amounted to 9,475 million euros, showing an increase of 958 million euros, as detailed below:

	Year ended December 31,
	2017	2016
	(millions of euros)
Profit (loss) for the year attributable to Owners of the Parent	1,121	1,808
Dividends approved—TIM S.p.A.	(166)	(166)
Grant of equity instruments	(6)	1
Other changes	9	(16)

Change for the year in Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	958	1,627

Summary of Equity Attributable to Non-controlling Interests

Non-controlling interests amounted to 2,226 million euros, mainly relating to companies belonging to the Brazil Business Unit (1,556 million euros) and the company Inwit (609 million euros), showing a drop of 120 million euros compared to December 31, 2016, as detailed below:

	Year ended December 31,
	2017	2016
	(millions of euros)
Profit (loss) for the year attributable to Non-controlling interests	166	158
Group Company dividends paid to non-controlling shareholders	(64)	(38)
Changes in the Reserve for exchange differences on translating foreign operations	(236)	109
Disposal of the Sofora—Telecom Argentina group		(1,582)
Other changes	14	4

Change for the year in Equity attributable to Non-Controlling interests	(120)	(1,349)